CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
CONSOLIDATED STATEMENTS OF CASH FLOWS
Amortization of deferred financing costs and bond discount	$ 1,426	$ 1,321